Consolidated Statements of Equity (Deficit) - USD ($) $ in Thousands	Total Universal Hospital Services, Inc.	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interests	Total
Balance at Dec. 31, 2014	$ (48,966)	$ 214,514	$ (254,418)	$ (9,062)	$ 219	$ (48,747)
Increase (Decrease) in Equity
Net income (loss)	(28,648)		(28,648)		432	(28,216)
Other comprehensive income	897			897		897
Cash distributions to noncontrolling interests					(460)	(460)
Contributions from new members to limited liability company					70	70
Contribution from Parent	27,318	27,318				27,318
Purchases of noncontrolling interests	(4)	(4)			(21)	(25)
Dividend forfeited	5	5				5
Balance at Dec. 31, 2015	(49,398)	241,833	(283,066)	(8,165)	240	(49,158)
Increase (Decrease) in Equity
Net income (loss)	(13,760)		(13,760)		308	(13,452)
Other comprehensive income	339			339		339
Share-based compensation	3,066	3,066				3,066
Stock options exercised	87	87				87
Cash distributions to noncontrolling interests					(367)	(367)
Balance at Dec. 31, 2016	(59,666)	244,986	(296,826)	(7,826)	181	(59,485)
Increase (Decrease) in Equity
Net income (loss)	8,828		8,828		414	9,242
Other comprehensive income	1,188			1,188		1,188
Share-based compensation	3,039	3,039				3,039
Stock options exercised	93	93				93
Cash distributions to noncontrolling interests					(355)	(355)
Contribution from Parent	1,900	1,900				1,900
Balance at Dec. 31, 2017	$ (44,618)	$ 250,018	$ (287,998)	$ (6,638)	$ 240	$ (44,378)